Note 09 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 3,556
2013	2,927
2014	3,684
2015	5,692
2016 and thereafter	52,225
Long-term debt	$ 68,084	$ 60,471